BASIS OF PRESENTATION (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Net sales	$ 11,454,807	$ 9,700,296	$ 7,223,975
Assets	12,547,862	12,122,566
Liabilities	5,063,286	6,269,795
Equity	7,484,576	5,852,771	$ 5,166,593	$ 6,543,604	$ 4,802,997
Ternium Argentina S.A.
Disclosure of subsidiaries [line items]
Net sales	1,959,000	2,301,000
Profit (loss) from continuing operations attributable to non-controlling interests	254,000	337,000
Assets	3,184,000	2,820,000
Liabilities	606,000	874,000
Equity	$ 2,578,000	$ 1,945,000